Stock-Based Compensation (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stock-based compensation
Maximum shares of common stock that can be issued (in shares)		5,147,059
Stock option grants awarded (in shares)	0	0
Stock options and restricted stock awards
Stock-based compensation
Recognized compensation expense		$ 1,600,000
Stock options
Stock-based compensation
Total compensation cost related to nonvested awards not yet recognized	5,800,000	6,800,000
Period for recognition of unrecognized compensation cost	1 year 5 months 19 days	1 year 8 months 5 days
Recognized compensation expense	1,400,000
Number of Option Shares
Outstanding at the beginning of the period (in shares)	10,338,453
Options transferred on Spin-Off date (in shares)		10,396,889
Exercised (in shares)		(57,811)
Canceled (in shares)		(625)
Outstanding at the end of the period (in shares)		10,338,453
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 24.34
Options transferred on Spin-Off date (in dollars per share)		$ 24.35
Exercised (in dollars per share)		$ 24.75
Canceled (in dollars per share)		$ 20.85
Outstanding at the end of the period (in dollars per share)		$ 24.34
Weighted-Average Remaining Contractual Term
Outstanding at the end of the period		3 years 1 month 24 days
Aggregate Intrinsic Value (in thousands)
Outstanding at the end of the period		270,222,000
Restricted stock awards
Stock-based compensation
Total compensation cost related to nonvested awards not yet recognized	6,400,000	4,700,000
Period for recognition of unrecognized compensation cost	3 years 3 months 11 days	3 years 18 days
Recognized compensation expense	600,000
PSUs
Stock-based compensation
Total compensation cost related to nonvested awards not yet recognized	8,100,000	9,400,000
Period for recognition of unrecognized compensation cost	2 years 4 months 13 days	2 years 5 months 5 days
Recognized compensation expense	400,000	1,200,000
SARs
Stock-based compensation
Total compensation cost related to nonvested awards not yet recognized	300,000	500,000
Period for recognition of unrecognized compensation cost	1 year 7 months 13 days	1 year 10 months 2 days
Recognized compensation expense	$ 21,000	$ 200,000